Income Tax (Details) - Schedule of movement of valuation allowance - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of valuation allowance [Abstract]
At the beginning of the year	$ 7,394,397	$ 6,230,296
Acquisition of subsidiary	1,632,891
Current year addition	1,764,787	1,281,472
Expired	(1,742,956)	(61,892)
Exchange difference	679,252	(115,166)
Over provided in last year	1,246,058	59,687
At the end of the year	$ 10,974,429	$ 7,394,397